Borrowings and derivative financial instrument - Interest rate changes (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 10,898	R 6,873	R 2,424
Committed undrawn facilities	26,743	20,755	16,403
Uncommitted undrawn facilities	2,933	3,274	2,427
Total undrawn facilities	29,676	24,029	18,830
Within one year
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	685	2,185	10,903
Between one and two years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	0	0	5,500
Between two and three years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	22,260	18,570	0
- later than three years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	3,798	0	0
Floating rate with exposure to change in JIBAR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	3,000	4,000	0
Floating rate with exposure to change in term SOFR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	2,174	0	0
Floating rate with exposure to change in LIBOR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	0	2,873	2,424
Floating rate with exposure to change in EURIBOR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 5,724	R 0	R 0